Short-Term Investments	12 Months Ended
May 31, 2026
Investments, Debt and Equity Securities [Abstract]
Short-Term Investments
4.	SHORT-TERM INVESTMENTS
Short-term investments consisted of the following:

	As of May 31,
	2025	2026
	US$	US$
Wealth management products measured at fair value	1,744,835	2,166,493
Trading securities	128,667	205,797

	1,873,502	2,372,290

Short-term investments mainly consist of wealth management products with variable interest rates where principal is unsecured and maturities range from one month to less than one year and trading securities. The Group elects the fair value option to record wealth management products in accordance with ASC 825 Financial Instruments. Changes in the fair value are reflected in the consolidated statements of operations.